Net fee and commission income	6 Months Ended
Jun. 30, 2024
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 5

Net fee and commission income

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23
1
30.6.24 30.6.23
1
Underwriting fees 233 194 153 427 280
M&A and corporate finance fees 272 259 199 530 378
Brokerage fees 1,144 1,150 930 2,295 1,809
Investment fund fees 1,401 1,257 1,196 2,658 2,374
Portfolio management and related services 3,071 3,051 2,485 6,121 4,695
Other 1,090 1,169 672 2,259 1,151
Total fee and commission income
2
7,211 7,080 5,635 14,291 10,688
of which: recurring 4,484 4,407 3,789 8,891 7,201
of which: transaction-based 2,697 2,641 1,836 5,338 3,452
of which: performance-based 30 32 10 62 34
Fee and commission expense 679 588 507 1,268 954
Net fee and commission income 6,531 6,492 5,128 13,023 9,734
1 Comparative-period

information has been

revised. Refer

to Note 2

for more information.

2 Includes third-party

fee and commission

income for the

second quarter of

2024 of USD
4,011
m for Global

Wealth
Management (first

quarter of

2024: USD
3,986
m; second

quarter of

2023: USD
3,333 m), USD 876
m for

Personal &

Corporate Banking

(first quarter

of 2024:

USD
708
m; second

quarter of

2023: USD
554 m),
USD 924
m for Asset Management

(first quarter of 2024:

USD
941
m; second quarter of

2023: USD
753 m), USD 1,322
m for the Investment

Bank (first quarter of

2024: USD
1,332
m; second quarter of

2023: USD
851 m),
USD 125 m for Non-core and Legacy (first quarter of 2024: USD 108 m; second quarter of 2023: USD 70 m) and negative USD 47 m for Group Items (first quarter of 2024: USD 5 m; second quarter of 2023: USD 74 m).
Comparative-period information has been restated for changes in business division perimeters, Group Treasury allocations and Non-core and Legacy cost allocations. Refer to Note 3 for more information.